COMMITMENTS - Disclosure of detailed information about contractual obligations (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Commitments [Line Items]
Total contractual commitments	$ 21,456
Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	2,345
1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	19,111
Over 3 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Trade and other payables [Member]
Commitments [Line Items]
Total contractual commitments	1,188
Trade and other payables [Member] | Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	1,188
Trade and other payables [Member] | 1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Trade and other payables [Member] | Over 3 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Loans payable principal and interest payments [Member]
Commitments [Line Items]
Total contractual commitments	17,768
Loans payable principal and interest payments [Member] | Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	1,157
Loans payable principal and interest payments [Member] | 1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	16,611
Loans payable principal and interest payments [Member] | Over 3 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Payments related to acquisition of royalties and streams [Member]
Commitments [Line Items]
Total contractual commitments	2,500
Payments related to acquisition of royalties and streams [Member] | Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	0
Payments related to acquisition of royalties and streams [Member] | 1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	2,500
Payments related to acquisition of royalties and streams [Member] | Over 3 years [Member]
Commitments [Line Items]
Total contractual commitments	$ 0